T. ROWE PRICE NEW HORIZONS FUND
March 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value
(Cost and value in $000s)
COMMON STOCKS 92.3%
COMMUNICATION SERVICES 4.7%
Diversified Telecommunication Services 2.0%
GCI Liberty, Class A (1)(2)	7,090,562	403,949
Sarana Menara Nusantara (IDR)	1,635,092,300	67,470
		471,419
Entertainment 0.1%
Houzz, Acquisition Date: 6/3/14, Cost $6,575 (1)(3)(4)	877,600	5,234
Offerup, Acquisition Date: 3/6/15, Cost $5,042 (1)(3)(4)	1,012,630	2,457
		7,691
Media 2.6%
Cable One (2)	374,348	615,432
		615,432
Total Communication Services		1,094,542
CONSUMER DISCRETIONARY 4.5%
Diversified Consumer Services 2.1%
Bright Horizons Family Solutions (1)(2)	4,701,872	479,591
Nord Anglia Education (1)	2,557,807	12,277
		491,868
Hotels, Restaurants & Leisure 0.6%
Vail Resorts	907,195	134,002
		134,002
Internet & Direct Marketing Retail 0.0%
A Place for Rover, Acquisition Date: 5/25/18,
Cost $2,132 (1)(3)(4)	314,592	1,455
		1,455
Multiline Retail 0.5%
Ollie's Bargain Outlet Holdings (1)	2,737,500	126,856
		126,856
Specialty Retail 1.2%
Burlington Stores (1)	1,766,600	279,936

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW HORIZONS FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Reed Krakoff International, Acquisition Date: 8/30/13 -
10/14/14, Cost $11,106 (1)(2)(3)(4)(5)	111,063	—
Vroom, Acquisition Date: 10/11/16, Cost $2,286 (1)(2)(3)(4)	176,119	3,544
		283,480
Textiles, Apparel & Luxury Goods 0.1%
Allbirds, Acquisition Date: 10/10/18 - 12/21/18,
Cost $15,645 (1)(3)(4)	1,426,470	13,602
		13,602
Total Consumer Discretionary		1,051,263
CONSUMER STAPLES 0.9%
Beverages 0.9%
Boston Beer, Class A (1)(2)	549,048	201,808
Total Consumer Staples		201,808
ENERGY 0.1%
Oil, Gas & Consumable Fuels 0.1%
Venture Global LNG, Series B, Acquisition Date: 3/8/18, Cost
$2,981 (1)(3)(4)	987	3,798
Venture Global LNG, Series C, Acquisition Date: 5/25/17 -
3/8/18, Cost $25,850 (1)(3)(4)	7,166	27,575
Total Energy		31,373
FINANCIALS 4.7%
Banks 0.7%
Signature Bank	2,108,160	169,475
		169,475
Capital Markets 3.1%
MarketAxess Holdings	290,906	96,746
MSCI	2,203,664	636,771
		733,517
Diversified Financial Services 0.4%
Cannae Holdings (1)	2,757,798	92,359
		92,359
Insurance 0.5%
Goosehead Insurance, Class A (1)	482,346	21,527

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW HORIZONS FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Palomar Holdings (1)(2)	1,391,883	80,952
		102,479
Total Financials		1,097,830
HEALTH CARE 23.8%

Biotechnology 9.9%
Abcam (GBP) (2)	13,741,594	193,840
ACADIA Pharmaceuticals (1)	3,392,342	143,326
Acceleron Pharma (1)	1,160,564	104,300
Acerta Pharma, Class B, Acquisition Date: 5/12/15,
Cost $4,434 (1)(3)(4)	175,251,555	19,278
Adverum Biotechnologies (1)	883,605	8,633
Agios Pharmaceuticals (1)	583,731	20,711
Aimmune Therapeutics (1)	1,119,637	16,145
Alector (1)	378,069	9,123
Allakos (1)	148,709	6,616
Allogene Therapeutics (1)	848,493	16,495
Alnylam Pharmaceuticals (1)	1,371,085	149,243
Amarin, ADR (1)	1,676,789	6,707
Apellis Pharmaceuticals (1)	553,607	14,831
Arcutis Biotherapeutics (1)	354,404	10,561
Ardelyx (1)	1,105,171	6,283
Argenx, ADR (1)	873,518	115,068
Ascendis Pharma, ADR (1)	1,328,227	149,572
Assembly Biosciences (1)	322,781	4,787
Avrobio (1)	381,583	5,937
Beam Therapeutics (1)	237,726	4,279
BeiGene, ADR (1)	177,048	21,796
Bluebird Bio (1)	455,251	20,923
Blueprint Medicines (1)	700,581	40,970
CRISPR Therapeutics (1)	140,326	5,951
Deciphera Pharmaceuticals (1)	559,600	23,039
Denali Therapeutics (1)	506,975	8,877
Dicerna Pharmaceuticals (1)	1,093,700	20,091
Enanta Pharmaceuticals (1)	516,847	26,581
Epizyme (1)	440,563	6,833
Exelixis (1)	3,926,135	67,608
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW HORIZONS FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Fate Therapeutics (1)	210,981	4,686
FibroGen (1)	541,516	18,818
G1 Therapeutics (1)	390,142	4,299
Global Blood Therapeutics (1)	1,004,239	51,307
Guardant Health (1)	519,671	36,169
Homology Medicines (1)	628,869	9,773
IGM Biosciences (1)	84,981	4,772
Immunomedics (1)	803,479	10,831
Incyte (1)	880,997	64,515
Insmed (1)	981,136	15,728
Intercept Pharmaceuticals (1)	208,375	13,119
Ionis Pharmaceuticals (1)	507,733	24,006
Iovance Biotherapeutics (1)	2,457,722	73,572
Kadmon Holdings (1)	2,453,951	10,282
Karuna Therapeutics (1)	262,266	18,883
Karyopharm Therapeutics (1)	455,062	8,742
Kodiak Sciences (1)	1,300,101	62,015
Krystal Biotech (1)	306,113	13,236
Milestone Pharmaceuticals (1)	200,910	370
Minerva Neurosciences (1)	281,089	1,692
Mirati Therapeutics (1)	446,302	34,307
Momenta Pharmaceuticals (1)	690,759	18,789
MorphoSys (EUR) (1)	90,521	8,716
Neurocrine Biosciences (1)	1,265,282	109,510
Orchard Therapeutics, ADR (1)	1,047,343	7,886
Principia Biopharma (1)	403,376	23,952
Progenics Pharmaceuticals (1)	1,983,100	7,536
PTC Therapeutics (1)	487,444	21,745
Radius Health (1)	504,528	6,559
RAPT Therapeutics (1)	358,446	7,624
RAPT Therapeutics, Acquisition Date: 6/7/19,
Cost $4,081 (1)(3)	296,680	5,995
Rocket Pharmaceuticals (1)	650,600	9,076
Sage Therapeutics (1)	709,385	20,374
Sarepta Therapeutics (1)	523,375	51,197
Scholar Rock Holding (1)	420,982	5,098
Seattle Genetics (1)	1,354,091	156,235
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW HORIZONS FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Tricida (1)	1,022,085	22,486
Ultragenyx Pharmaceutical (1)	1,193,900	53,045
Xencor (1)	889,168	26,568
Zai Lab, ADR (1)	198,498	10,219
Zymeworks (1)	303,557	10,767
		2,312,903
Health Care Equipment & Supplies 8.1%
DexCom (1)	2,550,164	686,683
Exact Sciences (1)	7,150,655	414,738
IDEXX Laboratories (1)	1,030,145	249,542
JAND, Class A, Acquisition Date: 4/23/15 - 3/9/18, Cost
$26,928 (1)(3)(4)	1,875,578	34,064
Nevro (1)(2)	2,526,399	252,589
Novocure (1)	550,336	37,060
Outset Medical, Acquisition Date: 1/27/20,
Cost $3,262 (1)(3)(4)	1,482,558	2,413
Shockwave Medical (1)	1,122,511	37,245
West Pharmaceutical Services	1,266,881	192,883
		1,907,217
Health Care Technology 2.5%
Veeva Systems, Class A (1)	3,742,250	585,176
		585,176
Life Sciences Tools & Services 2.5%
Adaptive Biotechnologies (1)	1,583,882	44,000
Bruker	2,525,381	90,560
Eurofins Scientific (EUR)	609,891	297,627
Repligen (1)	440,197	42,497
Sartorius Stedim Biotech (EUR)	575,293	114,802
		589,486
Pharmaceuticals 0.8%
Axsome Therapeutics (1)	173,538	10,209
Cara Therapeutics (1)	797,880	10,540
Catalent (1)	838,755	43,573
GW Pharmaceuticals, ADR (1)	186,740	16,353
Intra-Cellular Therapies (1)	628,403	9,659

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW HORIZONS FUND

	Shares/Par	$ Value
(Cost and value in $000s)

MyoKardia (1)	924,043	43,319
Odonate Therapeutics (1)	294,378	8,128
Reata Pharmaceuticals, Class A (1)	143,418	20,701
Turning Point Therapeutics (1)	397,877	17,769
WaVe Life Sciences (1)	209,799	1,966
Zeneca, Acquisition Date: 7/18/13, Cost $- (1)(3)(4)	288,910	178
Zogenix (1)	160,705	3,974
		186,369
Total Health Care		5,581,151
INDUSTRIALS & BUSINESS SERVICES 22.8%

Aerospace & Defense 0.9%
Aerojet Rocketdyne Holdings (1)	1,541,316	64,473
BWX Technologies	2,669,242	130,019
Teledyne Technologies (1)	95,000	28,241
		222,733
Airlines 0.8%
Alclear Holdings, Class B, Acquisition Date: 9/4/15 - 2/16/18,
Cost $54,367 (1)(2)(3)(4)(5)	627,649	125,404
Wheels Up Partners, Series B, Acquisition Date: 9/18/15, Cost
$22,697 (1)(2)(3)(4)(5)	7,989,973	20,576
Wheels Up Partners, Series C, Acquisition Date: 6/22/17, Cost
$18,460 (1)(2)(3)(4)(5)	5,916,523	15,236
Wheels Up Partners, Series D, Acquisition Date: 5/17/19, Cost
$30,921 (1)(2)(3)(4)(5)	8,885,330	22,882
		184,098
Building Products 3.7%
Armstrong Worldwide Industries (2)	6,597,257	523,954
Lennox International	1,843,639	335,155
		859,109
Commercial Services & Supplies 5.1%
Rentokil Initial (GBP)	63,550,736	303,517
Rollins	9,685,740	350,043
Waste Connections	6,870,598	532,471
		1,186,031

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW HORIZONS FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Industrial Conglomerates 2.1%
Roper Technologies	1,552,364	484,042
		484,042
Machinery 2.1%
Graco	2,847,878	138,777
RBC Bearings (1)	1,035,410	116,784
Toro	3,868,272	251,786
		507,347
Professional Services 5.5%
Clarivate Analytics (1)	11,033,166	228,938
CoStar Group (1)	1,027,132	603,142
TransUnion	6,912,005	457,437
		1,289,517
Road & Rail 2.2%
Old Dominion Freight Line	3,876,141	508,782
		508,782
Trading Companies & Distributors 0.4%
SiteOne Landscape Supply (1)	1,257,364	92,567
		92,567
Total Industrials & Business Services		5,334,226
INFORMATION TECHNOLOGY 29.8%
IT Services 11.5%
Black Knight (1)(2)	8,096,243	470,068
Booz Allen Hamilton Holding (2)	10,103,931	693,534
Endava, ADR (1)(2)	1,303,066	45,816
Gartner (1)	1,649,710	164,262
Okta (1)	3,786,061	462,884
Schrodinger (1)	355,445	15,327
ServiceTitan, Acquisition Date: 11/9/18, Cost $2,665 (1)(3)(4)	101,356	1,995
Shopify, Class A (1)	521,609	217,474
StoneCo, Class A (1)(2)	16,859,718	367,036
Twilio, Class A (1)	2,730,077	244,314
		2,682,710

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW HORIZONS FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Semiconductors & Semiconductor Equipment 0.4%
Entegris	2,276,042	101,898
		101,898
Software 17.9%
Anaplan (1)	4,543,478	137,486
Atlassian, Class A (1)	3,539,973	485,897
Avalara (1)	1,821,124	135,856
Ceridian HCM Holding (1)	6,118,898	306,373
Checkr, Acquisition Date: 6/29/18 - 12/2/19,
Cost $18,150 (1)(2)(3)(4)	884,522	18,805
Coupa Software (1)	1,157,334	161,714
Datadog, Class A (1)(2)	6,948,530	250,008
Descartes Systems Group (1)(2)	5,446,563	187,307
DocuSign (1)	6,412,835	592,546
Evernote, Acquisition Date: 11/20/12, Cost $2,296 (1)(3)(4)	190,876	421
Five9 (1)	1,204,865	92,124
HubSpot (1)	854,151	113,764
Medallia (1)	796,355	15,959
nCino, Acquisition Date: 9/16/19, Cost $24,750 (1)(3)(4)	1,137,954	18,315
PagerDuty (1)	891,991	15,414
Paylocity Holding (1)(2)	2,771,365	244,767
Proofpoint (1)	2,611,791	267,944
Q2 Holdings (1)	1,498,357	88,493
RealPage (1)(2)	6,383,116	337,858
Smartsheet, Class A (1)	2,369,705	98,367
Toast, Acquisition Date: 9/14/18 - 3/27/19,
Cost $5,430 (1)(3)(4)	199,157	6,698
Workiva (1)	1,117,597	36,132
Xero (AUD) (1)	3,937,674	163,770
Zendesk (1)(2)	6,459,366	413,464
		4,189,482
Total Information Technology		6,974,090

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW HORIZONS FUND

	Shares/Par	$ Value
(Cost and value in $000s)
MATERIALS 0.0%
Chemicals 0.0%
Quaker Chemical	58,254	7,356
Total Materials		7,356
REAL ESTATE 1.0%
Real Estate Management & Development 1.0%
Altus Group (CAD) (2)	3,561,160	92,363
FirstService	1,789,068	137,973
WeWork, Class A, Acquisition Date: 5/26/15,
Cost $2,064 (1)(3)(4)	145,669	524
Total Real Estate		230,860
Total Common Stocks (Cost $15,884,368)		21,604,499

PREFERRED STOCKS 1.0%
HEALTH CARE 1.0%
Health Care Equipment & Supplies 1.0%
Sartorius (EUR) (6)	1,017,926	243,362
Total Health Care		243,362
Total Preferred Stocks (Cost $100,547)		243,362

CONVERTIBLE PREFERRED STOCKS 4.3%
COMMUNICATION SERVICES 0.1%
Entertainment 0.1%
Houzz, Series D, Acquisition Date: 6/3/14,
Cost $19,726 (1)(3)(4)	2,632,810	15,703
Offerup, Series A-2, Acquisition Date: 3/6/15,
Cost $6,850 (1)(3)(4)	1,375,830	3,338
Offerup, Series C, Acquisition Date: 3/6/15,
Cost $11,641 (1)(3)(4)	2,337,940	7,517
Offerup, Series C-1, Acquisition Date: 8/26/16,
Cost $4,573 (1)(3)(4)	682,712	2,384
Total Communication Services		28,942

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW HORIZONS FUND

	Shares/Par	$ Value
(Cost and value in $000s)

CONSUMER DISCRETIONARY 1.6%

Diversified Consumer Services 0.1%
1stdibs. com, Series D, Acquisition Date: 2/7/19,
Cost $26,470 (1)(2)(3)(4)	5,282,277	19,587
		19,587
Hotels, Restaurants & Leisure 0.3%
Sweetgreen, Series F, Acquisition Date: 6/30/15,
Cost $26,916 (1)(2)(3)(4)	3,509,234	44,406
Sweetgreen, Series G, Acquisition Date: 8/15/16 - 2/27/18,
Cost $20,354 (1)(2)(3)(4)	2,261,542	28,617
Sweetgreen, Series I, Acquisition Date: 9/13/19,
Cost $8,998 (1)(2)(3)(4)	526,213	6,659
		79,682
Internet & Direct Marketing Retail 0.7%
A Place for Rover, Series G, Acquisition Date: 5/11/18, Cost
$29,547 (1)(3)(4)	3,924,648	18,152
Coupang, Series G, Acquisition Date: 1/9/15,
Cost $16,858 (1)(3)(4)	5,958,970	17,936
Evolve Vacation Rental Network, Series 4, Acquisition Date:
8/15/14, Cost $906 (1)(2)(3)(4)	718,332	4,550
Evolve Vacation Rental Network, Series 5, Acquisition Date:
11/6/15, Cost $4,220 (1)(2)(3)(4)	1,727,442	10,942
Evolve Vacation Rental Network, Series 6, Acquisition Date:
1/18/17, Cost $8,679 (1)(2)(3)(4)	2,218,727	14,054
Evolve Vacation Rental Network, Series 7, Acquisition Date:
1/10/18, Cost $3,151 (1)(2)(3)(4)	433,698	2,747
Evolve Vacation Rental Network, Series 8, Acquisition Date:
3/29/18 - 6/15/18, Cost $17,862 (1)(2)(3)(4)	2,098,881	13,295
Framebridge, Series C, Acquisition Date: 6/20/18,
Cost $12,363 (1)(2)(3)(4)	3,558,133	4,329
Minted, Series E, Acquisition Date: 10/30/18,
Cost $23,654 (1)(2)(3)(4)	1,756,494	15,247
Rent the Runway, Series F, Acquisition Date: 3/21/19, Cost
$17,598 (1)(3)(4)	787,264	13,023
Roofoods, Series F, Acquisition Date: 9/12/17,
Cost $45,403 (1)(3)(4)	128,414	36,932
Roofoods, Series G, Acquisition Date: 5/16/19,
Cost $1,539 (1)(3)(4)	3,683	1,139
		152,346
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW HORIZONS FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Specialty Retail 0.4%
Vroom, Series C, Acquisition Date: 7/13/15,
Cost $9,073 (1)(2)(3)(4)	764,369	15,381
Vroom, Series D, Acquisition Date: 12/22/15,
Cost $9,072 (1)(2)(3)(4)	689,031	13,865
Vroom, Series E, Acquisition Date: 9/19/16,
Cost $11,432 (1)(2)(3)(4)	704,642	14,180
Vroom, Series F, Acquisition Date: 6/30/17 - 11/27/17, Cost
$17,583 (1)(2)(3)(4)	1,030,809	20,743
Vroom, Series G, Acquisition Date: 8/17/18,
Cost $17,825 (1)(2)(3)(4)	992,969	19,981
Vroom, Series H, Acquisition Date: 11/21/19,
Cost $13,740 (1)(2)(3)(4)	505,272	10,168
		94,318
Textiles, Apparel & Luxury Goods 0.1%
Allbirds, Series A, Acquisition Date: 10/10/18,
Cost $5,119 (1)(3)(4)	466,735	4,450
Allbirds, Series B, Acquisition Date: 10/10/18,
Cost $899 (1)(3)(4)	82,000	782
Allbirds, Series C, Acquisition Date: 10/9/18,
Cost $8,595 (1)(3)(4)	783,670	7,473
Allbirds, Series Seed, Acquisition Date: 10/10/18,
Cost $2,750 (1)(3)(4)	250,775	2,391
		15,096
Total Consumer Discretionary		361,029
CONSUMER STAPLES 0.0%

Food Products 0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $9,028 (1)(3)(4)	488,972	8,434
Total Consumer Staples		8,434
FINANCIALS 0.1%

Insurance 0.1%
Go Maps, Series B, Acquisition Date: 12/15/17,
Cost $9,940 (1)(2)(3)(4)	936,022	6,375
Go Maps, Series B-1, Acquisition Date: 5/15/19,
Cost $417 (1)(2)(3)(4)	32,589	222

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW HORIZONS FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Jetclosing, Series A, Acquisition Date: 5/25/18,
Cost $8,917 (1)(2)(3)(4)	4,570,635	6,598
Total Financials		13,195
HEALTH CARE 0.8%

Biotechnology 0.3%
Generation Bio, Series C, Acquisition Date: 1/9/20, Cost
$10,951 (1)(3)(4)	1,958,677	8,104
Ginkgo Bioworks, Series E, Acquisition Date: 7/30/19 - 9/9/19,
Cost $21,937 (1)(3)(4)	148,007	16,450
Tempus Labs, Series D, Acquisition Date: 3/16/18,
Cost $8,530 (1)(3)(4)	910,093	24,703
Tempus Labs, Series E, Acquisition Date: 8/23/18, Cost
$11,140 (1)(3)(4)	665,388	18,553
Tempus Labs, Series F, Acquisition Date: 4/30/19,
Cost $4,400 (1)(3)(4)	177,721	5,011
Tempus Labs, Series G, Acquisition Date: 2/6/20,
Cost $4,335 (1)(3)(4)	113,018	3,207
		76,028
Health Care Equipment & Supplies 0.4%
JAND, Series D, Acquisition Date: 4/23/15,
Cost $15,460 (1)(3)(4)	1,346,025	24,447
JAND, Series E, Acquisition Date: 3/9/18,
Cost $24,677 (1)(3)(4)	1,570,115	28,517
Kardium, Series D, Acquisition Date: 11/29/18,
Cost $8,865 (1)(3)(4)	9,149,620	6,560
Outset Medical, Series C, Acquisition Date: 4/19/17, Cost
$13,807 (1)(3)(4)	5,327,861	10,566
Outset Medical, Series D, Acquisition Date: 8/20/18, Cost
$8,914 (1)(3)(4)	2,866,132	6,596
Outset Medical, Series E, Acquisition Date: 1/27/20, Cost
$5,683 (1)(3)(4)	2,583,174	4,205
		80,891
Health Care Providers & Services 0.0%
Babyco, Class A, Acquisition Date: 11/3/17,
Cost $9,057 (1)(2)(3)(4)(5)	2,611,790	6,702
		6,702

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW HORIZONS FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Health Care Technology 0.1%
Doximity, Series C, Acquisition Date: 4/10/14 - 3/22/18, Cost
$8,769 (1)(3)(4)	1,894,489	16,262
		16,262
Total Health Care		179,883
INDUSTRIALS & BUSINESS SERVICES 0.2%

Road & Rail 0.2%
Convoy, Series C, Acquisition Date: 9/14/18,
Cost $21,158 (1)(3)(4)	2,979,808	29,856
Convoy, Series D, Acquisition Date: 10/30/19,
Cost $26,262 (1)(3)(4)	1,939,655	19,435
Total Industrials & Business Services		49,291
INFORMATION TECHNOLOGY 1.5%

IT Services 0.1%
ServiceTitan, Series A-1, Acquisition Date: 11/9/18,
Cost $55 (1)(3)(4)	2,099	41
ServiceTitan, Series D, Acquisition Date: 11/9/18,
Cost $27,048 (1)(3)(4)	1,028,634	20,248
		20,289
Software 1.4%
Aurora Innovation, Series B, Acquisition Date: 3/1/19, Cost
$8,834 (1)(3)(4)	956,010	6,537
Checkr, Series C, Acquisition Date: 4/10/18,
Cost $25,265 (1)(2)(3)(4)	1,850,770	41,425
Checkr, Series D, Acquisition Date: 9/6/19,
Cost $45,551 (1)(2)(3)(4)	1,505,994	33,708
Databricks, Series F, Acquisition Date: 10/22/19,
Cost $25,522 (1)(3)(4)	594,243	18,886
Evernote, Series 1, Acquisition Date: 11/20/12,
Cost $4,591 (1)(3)(4)	381,752	842
Evernote, Series 4, Acquisition Date: 5/2/12 - 11/20/12, Cost
$14,562 (1)(3)(4)	1,210,758	5,000
Evernote, Series 5, Acquisition Date: 11/8/13,
Cost $2,274 (1)(3)(4)	174,948	760
HashiCorp, Series E, Acquisition Date: 3/13/20,
Cost $13,449 (1)(3)(4)	232,522	13,449
Haul Hub, Series B, Acquisition Date: 2/14/20,
Cost $8,685 (1)(3)(4)	595,656	6,427
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW HORIZONS FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Lookout, Series F, Acquisition Date: 3/21/14 - 8/8/14, Cost
$31,937 (1)(3)(4)	2,795,838	5,296
Plex Systems Holdings, Series B, Acquisition Date: 6/9/14, Cost
$16,608 (1)(3)(4)	7,238,750	15,588
Seismic Software, Series E, Acquisition Date: 12/13/18, Cost
$18,216 (1)(3)(4)	577,906	15,143
Tanium, Series G, Acquisition Date: 8/26/15,
Cost $31,923 (1)(3)(4)	6,430,431	40,454
Toast, Series B, Acquisition Date: 9/14/18, Cost $416 (1)(3)(4)	24,053	809
Toast, Series D, Acquisition Date: 6/27/18,
Cost $29,721 (1)(3)(4)	1,717,286	57,757
Toast, Series E, Acquisition Date: 3/27/19,
Cost $10,561 (1)(3)(4)	386,836	13,010
Toast, Series F, Acquisition Date: 2/14/20,
Cost $12,434 (1)(3)(4)	273,578	9,201
ZenPayroll, Series C, Acquisition Date: 7/16/18,
Cost $20,951 (1)(3)(4)	2,755,737	27,147
ZenPayroll, Series D, Acquisition Date: 7/16/19,
Cost $29,246 (1)(3)(4)	2,196,921	21,642
		333,081
Total Information Technology		353,370
REAL ESTATE 0.0%

Real Estate Management & Development 0.0%
WeWork, Series D-1, Acquisition Date: 12/9/14,
Cost $13,052 (1)(3)(4)	783,879	2,822
WeWork, Series D-2, Acquisition Date: 12/9/14,
Cost $10,256 (1)(3)(4)	615,906	2,217
Total Real Estate		5,039
Total Convertible Preferred Stocks (Cost $1,036,800)		999,183

CONVERTIBLE BONDS 0.1%

Color Genomics, Acquisition Date: 1/13/20, Cost $12,467,
3.00%, 6/30/21 (1)(3)(4)	12,466,000	12,466
Jetclosing, Acquisition Date: 2/6/20, Cost $1,300, 5.00%,
7/31/21 (1)(2)(3)(4)	1,299,928	1,300
Reed Krakoff International, Acquisition Date: 12/29/14 -
3/26/15, Cost $2,130, 8.00%, 6/15/20 (1)(2)(3)(4)(7)	2,130,706	—
Total Convertible Bonds (Cost $15,897)		13,766
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW HORIZONS FUND

	Shares/Par	$ Value
(Cost and value in $000s)
BANK LOANS 0.1% (8)
Blue Nile, FRN, 3M USD LIBOR + 6.50%, 8.113%, 2/17/23	233,375	138
Uber Technologies, FRN, 3M USD LIBOR + 4.00%, 5.00%,
4/4/25	17,291,675	15,966
Total Bank Loans (Cost $17,372)		16,104
SHORT-TERM INVESTMENTS 1.8%
Money Market Funds 1.8%
T. Rowe Price Government Reserve Fund, 0.95% (2)(9)	433,830,819	433,831
Total Short-Term Investments (Cost $433,831)		433,831

Total Investments in Securities 99.6%
(Cost $17,488,815)		$23,310,745
Other Assets Less Liabilities 0.4%		90,169
Net Assets 100.0%		$23,400,914

‡	Shares/Par are denominated in U. S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Affiliated Companies
(3)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $1,363,398 and represents 5.8% of net assets.
(4)	Level 3 in fair value hierarchy.
(5)	Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U. S. tax purposes.
(6)	Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(7)	Security is in default or has failed to make a scheduled interest and/or principal payment.
(8)	Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(9)	Seven-day yield
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW HORIZONS FUND

ADR	American Depositary Receipts
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
IDR	Indonesian Rupiah
USD	U. S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW HORIZONS FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
1stdibs. com, Series D	$—	$(6,883)	$—
Abcam	(6,788)	(51,996)	632
Alclear Holdings, Class B^^	—	(57,786)	—
Altus Group	(895)	(11,632)	281
Armstrong Worldwide Industries	871	(101,960)	1,292
Babyco, Class A	—	(2,355)	—
Black Knight	(7,344)	(54,567)	—
Booz Allen Hamilton Holding	(917)	(26,414)	3,085
Boston Beer, Class A	417	(6,093)	—
Bright Horizons Family Solutions	6,907	(191,644)	—
Cable One	1,022	58,163	832
Checkr	—	(6,607)	—
Checkr, Series C	—	(14,554)	—
Checkr, Series D	—	(11,843)	—
Datadog, Class A++	176	(5,333)	—
Descartes Systems Group	409	(45,858)	—
Endava	58	(14,244)	—
Evolve Vacation Rental Network,
Series 4	—	(1,599)	—
Evolve Vacation Rental Network,
Series 5	—	(3,845)	—
Evolve Vacation Rental Network,
Series 6	—	(4,938)	—
Evolve Vacation Rental Network,
Series 7	—	(966)	—
Evolve Vacation Rental Network,
Series 8	—	(4,671)	—
FirstService	10,190	(37,576)	207
Framebridge, Series C	—	(8,034)	—
GCI Liberty, Class A	756	(99,244)	—
Go Maps, Series B	—	(5,607)	—
Go Maps, Series B-1	—	(195)	—

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW HORIZONS FUND

Affiliated Companies (continued)
($000s)

		Change in Net
Net Realized Gain		Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
Goosehead Insurance, Class A	15,171	(12,367)	—
Jetclosing	—	—	—
Jetclosing, Series A	—	(2,319)	—
Lennox International	(15,275)	(103,021)	1,420
Minted, Series E	—	(5,357)	—
Nevro	194	(48,290)	—
Ollie's Bargain Outlet Holdings	(92,750)	1,203	—
Outset Medical, Series C	—	(3,713)	2,630
Outset Medical, Series D	—	(2,318)	632
Palomar Holdings	120	10,739	—
Paylocity Holding	8,603	(63,467)	—
RealPage	344	(7,044)	—
Reed Krakoff International	—	—	—
Reed Krakoff International Conv.
Bond	—	—	—
Shockwave Medical	3,793	(17,951)	—
StoneCo, Class A	7,264	(310,471)	—
Sweetgreen, Series F	—	(15,602)	—
Sweetgreen, Series G	—	(10,055)	—
Sweetgreen, Series I	—	(2,339)	—
Twilio, Class A	4,811	29,791	—
Vail Resorts	149,997	(306,094)	2,896
Vroom	—	(1,245)	—
Vroom, Series C	—	(5,404)	—
Vroom, Series D	—	(4,872)	—
Vroom, Series E	—	(4,981)	—
Vroom, Series F	—	(7,288)	—
Vroom, Series G	—	(7,021)	—
Vroom, Series H	—	(3,572)	—
Wheels Up Partners, Series B	—	(7,229)	—
Wheels Up Partners, Series C	—	(5,354)	—
Wheels Up Partners, Series D	—	(8,039)	—
Workiva	(4,814)	(17,970)	—
Zendesk	(3,105)	(72,416)	—
T. Rowe Price Government
Reserve Fund	—	—	3,315
Totals	$79,215#	$(1,732,347)	$17,222+

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW HORIZONS FUND

Affiliated Companies (continued)
($000s)

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/19	Cost	Cost	3/31/20
1stdibs. com, Series D	$26,470	$ —	$ —	$ 19,587
Abcam	272,393	—	26,557	193,840
Alclear Holdings, Class B^^	214,015	—	30,825	125,404
Altus Group	110,572	—	6,577	92,363
Armstrong Worldwide
Industries	554,993	71,583	662	523,954
Babyco, Class A	9,057	—	—	6,702
Black Knight	499,413	60,781	35,559	470,068
Booz Allen Hamilton
Holding	708,354	30,197	18,603	693,534
Boston Beer, Class A	207,382	640	121	201,808
Bright Horizons Family
Solutions	649,380	43,278	21,423	479,591
Cable One	549,997	7,644	372	615,432
Checkr	25,412	—	—	18,805
Checkr, Series C	55,979	—	—	41,425
Checkr, Series D	45,551	—	—	33,708
Datadog, Class A++	*	158,742	142	250,008
Descartes Systems Group	232,579	786	200	187,307
Endava	52,002	8,146	88	45,816
Evolve Vacation Rental
Network, Series 4	6,149	—	—	4,550
Evolve Vacation Rental
Network, Series 5	14,787	—	—	10,942
Evolve Vacation Rental
Network, Series 6	18,992	—	—	14,054
Evolve Vacation Rental
Network, Series 7	3,713	—	—	2,747
Evolve Vacation Rental
Network, Series 8	17,966	—	—	13,295
FirstService	208,646	576	33,673	*
Framebridge, Series C	12,363	—	—	4,329
GCI Liberty, Class A	503,741	—	548	403,949
Go Maps, Series B	11,982	—	—	6,375
Go Maps, Series B-1	417	—	—	222
Goosehead Insurance,
Class A	38,945	—	5,051	*

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW HORIZONS FUND

Affiliated Companies (continued)
($000s)

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/19	Cost	Cost	3/31/20
Jetclosing	—	1,300	—	1,300
Jetclosing, Series A	8,917	—	—	6,598
Lennox International	508,626	28,762	99,212	*
Minted, Series E	20,604	—	—	15,247
Nevro	*	178,093	243	252,589
Ollie's Bargain Outlet
Holdings	296,841	572	171,760	*
Outset Medical, Series C	14,279	—	—	*
Outset Medical, Series D	8,914	—	—	*
Palomar Holdings	63,989	6,278	54	80,952
Paylocity Holding	*	64,077	34,711	244,767
RealPage	333,335	12,151	584	337,858
Reed Krakoff International	—	—	—	—
Reed Krakoff International
Conv. Bond	—	—	—	—
Shockwave Medical	94,525	—	39,329	*
StoneCo, Class A	689,442	10,124	22,059	367,036
Sweetgreen, Series F	60,008	—	—	44,406
Sweetgreen, Series G	38,672	—	—	28,617
Sweetgreen, Series I	8,998	—	—	6,659
Twilio, Class A	621,245	—	406,722	*
Vail Resorts	515,090	39,528	114,522	*
Vroom	4,789	—	—	3,544
Vroom, Series C	20,785	—	—	15,381
Vroom, Series D	18,737	—	—	13,865
Vroom, Series E	19,161	—	—	14,180
Vroom, Series F	28,031	—	—	20,743
Vroom, Series G	27,002	—	—	19,981
Vroom, Series H	13,740	—	—	10,168
Wheels Up Partners,
Series B	27,805	—	—	20,576
Wheels Up Partners,
Series C	20,590	—	—	15,236
Wheels Up Partners,
Series D	30,921	—	—	22,882
Workiva	131,120	—	77,018	*

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW HORIZONS FUND

Affiliated Companies (continued)
($000s)

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/19	Cost	Cost	3/31/20
Zendesk	435,991	129,403	79,514	413,464
T. Rowe Price Government
Reserve Fund	350,522	¤	¤	433,831
				$ 6,849,695^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
*	On the date indicated, issuer was held but not considered an affiliated company.
^^ Includes previously reported affiliate Alclear Holdings, Class B; acquired through a corporate action.
++ Includes previously reported affiliate Datadog, Class A and Datadog, Class B; acquired through a corporate action
+	Investment income comprised $17,222 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $5,269,665.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW HORIZONS FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price New Horizons Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE NEW HORIZONS FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and

T. ROWE PRICE NEW HORIZONS FUND

unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$19,999,668	$1,260,377	$344,454	$21,604,499
Preferred Stocks	—	243,362	—	243,362
Convertible Preferred Stocks	—	—	999,183	999,183
Convertible Bonds	—	—	13,766	13,766
Bank Loans	—	16,104	—	16,104
Short-Term Investments	433,831	—	—	433,831
Total	$20,433,499	$1,519,843	$1,357,403	$23,310,745

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2020, totaled $(398,539,000) for the period ended March 31, 2020.
During the period, transfers out of Level 3 were because observable market data became available for the security.

($000s)		Gain
	Beginning	(Loss)			Transfers	Ending
	Balance	During	Total	Total	Out of	Balance
	1/1/20	Period	Purchases	Sales	Level 3	3/31/20
Investment in Securities
Common Stocks	$482,568	$(96,825)	$3,261	$(44,550)	$–	$344,454
Convertible Preferred
Stocks	1,231,635	(287,989)	55,537	–	–	999,183
Convertible Bonds	–	–	13,766	–	–	13,766
Bank Loans	11,844	–	–	–	(11,844)	–

Total	$1,726,047	$(384,814)	$72,564	$(44,550)	$(11,844)	$1,357,403

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument. Because the Valuation
Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.

T. ROWE PRICE NEW HORIZONS FUND

						Impact to
			Significant	Value or	Weighted	Valuation from
Investments in	Market	Valuation	Unobservable	Range of	Average of	an Increase
Securities	Value (000s)	Technique(s)+	Input(s)	Input(s)	Input(s)*	in Input**

Common Stocks	$344,454	Recent comparable	—#	—#	—#	—#
		transaction price(s)

			Discount for	10%	10%	Decrease
			Uncertainty

			Market performance	14% - 26%	25%	Decrease
			adjustment

		Expected	Discount for	5%	5%	Decrease
		present value	Regulatory Uncertainty

			Discount Rate for	8% - 23%	17%	Decrease
			Cost of Equity

		Market comparable	Enterprise Value to	3.9x - 14.5x	6.4x	Increase
			Sales Multiple

			Discount for lack of	10%	10%	Decrease
			marketability

			Gross Profit	34%	34%	Increase
			Growth Rate

			Sales Growth Rate	10% – 70%	50%	Increase

			Acquisition Premium	10%	10%	Increase

			Enterprise Value to	0.8x	0.8x	Increase
			Gross Merchandise
			Value Multiple

			Enterprise Value to	6.3x - 16.6x	9.0x	Increase
			Gross Profit Multiple

			Enterprise Value to	7.9x	7.9x	Increase
			EBITDA Multiple

			Projected Enterprise	10.4x	10.4x	Increase
			Value to EBITDA
			Multiple
			Market performance	14% - 26%	17%	Decrease
			adjustment

		Estimated	—#	—#	—#	—#
		liquidation value

			Discount for lack	100%	100%	Decrease
			of collectability

Convertible	$999,183	Recent comparable	Discount Factor	0% – 7%	0%	Decrease
Preferred Stocks		transaction price(s)

			Discount for	10%	10%	Decrease
			Uncertainty

			Market performance	10% - 26%	26%	Decrease
			adjustment

		Expected present	Market performance	26%	26%	Decrease
		value	adjustment

T. ROWE PRICE NEW HORIZONS FUND

						Impact to
			Significant	Value or	Weighted	Valuation from
Investments in	Market	Valuation	Unobservable	Range of	Average of	an Increase
Securities	Value (000s)	Technique(s)+	Input(s)	Input(s)	Input(s)*	in Input**

			Discount Rate for Cost	15% – 20%	15%	Decrease
			of Equity

			Timing of Events	0.06 - 7.88 yrs	3.0yrs	Decrease

			Discount for lack of	25% – 50%	36%	Decrease
			collectability

		Market Comparable	Sales Growth Rate	10% - 70%	33%	Increase

			Enterprise Value to	1.3x – 14.5x	5.2x	Increase
			Sales Multiple

			Enterprise Value to	0.8x	0.8x	Increase
			Gross Merchandise
			Value Multiple

			Discount for lack of	10%	10%	Decrease
			marketability

			Enterprise Value to	2.8% –16.6%	7.0%	Increase
			Gross Profit Multiple

			Gross Profit	13% – 40%	24%	Increase
			Growth Rate

			Market performance	17% – 26%	25%	Decrease
			adjustment
			Acquisition Premium	10%	10%	Increase

Convertible	$13,766	Recent comparable	—#	—#	—#	—#
Bonds		transaction price(s)

		Estimated	Discount for lack of	100%	100%	Decrease
		liquidation value	collectability

#	No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.

*	Unobservable inputs were weighted by the relative fair value of the instruments.

**	Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
+	Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.